Employee Benefit Expenses - Summary of Employee Benefit Expenses Detail (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Employee Benefit Expenses [abstract]
Remeasurements of defined benefit plans gains/losses	₺ 149,757	₺ 1,824,873	₺ 541,628